Note to cash flow statement (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)
Note to cash flow statement
Increase/(decrease) in cash and cash equivalents in year	$ 160.6	€ 160.6	$ 291.0	€ 291.0	$ (35.2)	€ (35.2)
(Decrease) in financial assets > 3 months	(646.1)	(646.1)	(774.0)	(774.0)	(157.8)	(157.8)
Decrease/(increase) in restricted cash	$ 0.3	0.3	$ 22.8	22.8	$ (1.2)	(1.2)
Translation on U.S. dollar denominated debt		(4.3)		27.8		(15.2)
Net cash flow from decrease/(increase) in debt		322.9		393.7		(346.3)
Movement in net funds resulting from cash flows		(166.6)		(38.7)		(555.7)
Net (debt)/funds at end of year		449.5		282.9		244.2
Cash and cash equivalents, financial assets and restricted cash		3,194.9		3,680.1		4,140.3
Total borrowings							€ (3,644.4)	€ (3,963.0)	€ (4,384.5)	€ (4,023.0)
Net funds/(debt)		€ (449.5)		€ (282.9)		€ (244.2)	€ (449.5)	€ (282.9)	€ (244.2)	€ 311.5